Note 9 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Investments [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31,
	2013	2014
Beginning balance	$-	$-
Purchases	81,664,295	90,205,903
Redemption	(81,824,078)	(90,323,594)
Realized gain	127,835	106,392
Exchange difference	31,948	11,299
Ending balance	$-	$-

Available-for-sale Securities [Table Text Block]
	Year ended December 31, 2014
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$90,323,594	$90,205,903	$106,392	$11,299
Total	$90,323,594	$90,205,903	$106,392	$11,299
	Year ended December 31, 2013
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$81,824,078	$81,664,295	$127,835	$31,948
Total	$81,824,078	$81,664,295	$127,835	$31,948